Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The income tax provision, for the years ended December 31, differs from that computed using the statutory income tax rate for the following reasons:

millions of Canadian dollars	2017	2016
Income before provision for income taxes	$819	$244
Statutory income tax rate	31%	31%
Income taxes, at statutory income tax rate	254	76
Revaluation of US non-regulated deferred income taxes	317	-
Deferred income taxes on regulated income recorded as regulatory assets and regulatory liabilities	(54)	(47)
Foreign tax rate variance	36	(5)
Financing deductions	(17)	(17)
Tax effect of equity earnings	(12)	(10)
Manufacturing and investment allowances	(8)	(7)
Non-taxable portion of gains on APUC transactions	-	(34)
Non-deductible portion of foreign exchange and mark-to-market adjustments related to the TECO Energy acquisition	-	21
Other	4	1
Income tax expense (recovery)	$520	$(22)
Effective income tax rate	63%	(9%)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
millions of Canadian dollars	2017	2016
Current income taxes
Canada	$24	$13
United States	24	18
Other	3	15
Deferred income taxes
Canada	3	(113)
United States	384	151
Other	(1)	-
Operating loss carry forwards
Canada	(40)	(2)
United States	(194)	(104)
Revaluation of US non-regulated deferred income taxes
United States	317	-
Income tax expense (recovery)	$520	$(22)

The following reflects the composition of income before provision for income taxes presented in the Consolidated Statements of Income for the years ended December 31:

millions of Canadian dollars	2017	2016
Canada	$88	$71
United States	693	44
Other	38	129
Income before provision for income taxes	$819	$244

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The deferred income tax assets and liabilities presented in the Consolidated Balance Sheets as at December 31 consisted of the following:

millions of Canadian dollars	2017	2016
Deferred income tax assets:
Tax loss carry forwards	$853	$1,036
Tax credit carry forwards	314	318
Regulatory liabilities - cost of removal	208	388
Pension and post-retirement liabilities	124	153
Derivative instruments	107	150
Other	394	490
Total deferred income tax assets before valuation allowance	2,000	2,535
Valuation allowance	(105)	(58)
Total deferred income tax assets after valuation allowance	$1,895	$2,477
Deferred income tax (liabilities):
Property, plant and equipment	$(2,321)	$(3,553)
Derivative instruments	(155)	(202)
Other	(292)	(269)
Total deferred income tax liabilities	$(2,768)	$(4,024)
Consolidated Balance Sheets presentation:
Long-term deferred income tax assets	$138	$125
Long-term deferred income tax liabilities	(1,011)	(1,672)
Net deferred income tax liabilities	$(873)	$(1,547)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
millions of Canadian dollars	2017	2016
Canada
NOL	$532	$199
Capital loss	77	77
United States
Federal NOL	$2,926	$2,595
State NOL	1,271	1,183
Capital loss	13	14
Tax credit	314	318
Other
NOL	$29	$22

Summary of Tax Credit Carryforwards [Table Text Block]
The following table summarizes as at December 31, 2017 the deferred tax assets associated with NOL, capital loss and tax credit carry forwards and the associated expiration periods, and the valuation allowances for amounts which Emera has determined that realization is uncertain:

	Deferred Tax	Valuation	Net Deferred	Expiration
millions of Canadian dollars	Asset	Allowance	Tax Asset	Period
Canada
NOL	$164	$(80)	$84	2027-2037
Capital loss	16	(16)	-	Indefinite
United States
Federal NOL	$602	$-	$602	2024-2037
State NOL	65	(2)	63	2024-2037
Capital loss	2	(2)	-	2018-2019
Tax credit	314	-	314	2019-Indefinite
Other
NOL	$4	$(4)	$-	2018-2024

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
millions of Canadian dollars	2017	2016
Balance, January 1	$18	$6
Increases due to tax positions related to current year	1	12
Balance, December 31	$19	$18